NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Allspring Discovery Fund

NVIT Amundi Multi Sector Bond Fund

NVIT AQR Large Cap Defensive Style Fund

NVIT BlackRock Equity Dividend Fund

NVIT BNY Mellon Core Plus Bond Fund

NVIT BNY Mellon Dynamic U.S. Core Fund

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

NVIT Bond Index Fund

NVIT Calvert Equity Fund (formerly, NVIT BNY Mellon
Sustainable U.S. Equity Fund)

NVIT Columbia Overseas Value Fund

NVIT Core Bond Fund

NVIT DoubleLine Total Return Tactical Fund

NVIT Emerging Markets Fund

NVIT Federated High Income Bond Fund

NVIT Government Bond Fund

NVIT Government Money Market Fund

NVIT International Equity Fund

NVIT International Index Fund

NVIT J.P. Morgan Digital Evolution Strategy Fund

NVIT J.P. Morgan Innovators Fund

NVIT J.P. Morgan Large Cap Growth Fund

NVIT J.P. Morgan MozaicSM Multi-Asset Fund

NVIT J.P. Morgan U.S. Equity Fund

NVIT J.P. Morgan US Technology Leaders Fund

NVIT Jacobs Levy Large Cap Core Fund (formerly,
NVIT Neuberger Berman Multi Cap Opportunities Fund)

NVIT Jacobs Levy Large Cap Growth Fund

NVIT Loomis Short Term Bond Fund (formerly,
NVIT Short Term Bond Fund)

NVIT Mid Cap Index Fund

NVIT Multi-Manager Mid Cap Value Fund

NVIT Multi-Manager Small Cap Growth Fund

NVIT Multi-Manager Small Cap Value Fund

NVIT Multi-Manager Small Company Fund

NVIT NS Partners International Focused Growth Fund
(formerly, NVIT AllianzGI International Growth Fund)

NVIT Real Estate Fund

NVIT S&P 500 Index Fund

NVIT Small Cap Index Fund

Supplement dated December 7, 2023

to the Statement of Additional Information (“SAI”) dated May 1, 2023

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT Multi-Manager Mid Cap Value Fund

1.

At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust held on December 6, 2023, the Board approved the termination of American Century Investment Management, Inc. (“American Century”) and Thompson, Siegel & Walmsley LLC (“TSW”) as subadvisers to the NVIT Multi-Manager Mid Cap Value Fund (the “Fund”), effective on or about February 26, 2024 (the “Effective Date”). Accordingly, all references to, and information regarding, American Century and TSW are deleted in their entirety. Victory Capital Management Inc. (“Victory Capital”), via its Sycamore Capital investment franchise, will continue to serve as the Fund’s sole subadviser.

2.	As of the Effective Date, the SAI is amended as follows:

a.	The Fund is renamed the “NVIT Victory Mid Cap Value Fund.” All references to the Fund’s former name in the SAI are replaced accordingly.

b.	The following replaces the information in the table regarding the Fund under the heading “Investment Advisory and Other Services – Limitation of Fund Expenses” on page 73 of the SAI:

Name of Fund	Amount of Advisory Fee Waiver
NVIT Victory Mid Cap Value Fund	0.03605% per annum until April 30, 2025

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE